Texas Capital Texas Equity Index ETF
Schedule of Investments
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% Shares Fair Value
Communications — 1.35%
AST SpaceMobile, Inc., Class A
(a)
449 $ 22,037
AT&T, Inc. 12,160 343,399
Clear Channel Outdoor Holdings, Inc.
(a)
13,270 20,966
Frontier Communications Parent, Inc.
(a)
452 16,882
Match Group, Inc. 445 15,717
MNTN, Inc.
(a)
871 16,157
Nexstar Media Group, Inc. 86 17,006
Thryv Holdings, Inc.
(a)
1,342 16,185
468,349
Consumer Discretionary — 20.10%
Academy Sports & Outdoors, Inc. 6,143 307,273
Biglari Holdings, Inc., Class A
(a)
41 63,345
Brinker International, Inc.
(a)
2,936 371,932
Builders FirstSource, Inc.
(a)
169 20,491
Carriage Services, Inc. 846 37,681
Cinemark Holdings, Inc. 621 17,400
Copart, Inc.
(a)
1,382 62,149
D.R. Horton, Inc. 3,164 536,204
Dave & Buster's Entertainment, Inc.
(a)
11,334 205,825
Empery Digital, Inc.
(a)
2,376 17,868
Forestar Group, Inc.
(a)
609 16,193
GameStop Corp., Class A
(a)
37,944 1,035,112
Green Brick Partners, Inc.
(a)
447 33,015
Group 1 Automotive, Inc. 1,168 511,012
LGI Homes, Inc.
(a)
275 14,220
Microvast Holdings, Inc.
(a)
5,975 23,004
Rush Enterprises, Inc., Class A 6,496 347,341
Sally Beauty Holdings, Inc.
(a)
8,940 145,543
Service Corp. International 8,140 677,411
Target Hospitality Corp.
(a)
2,352 19,945
Tesla, Inc.
(a)
4,423 1,966,996
Wingstop, Inc. 1,862 468,629
XPEL, Inc.
(a)
1,258 41,602
YETI Holdings, Inc.
(a)
476 15,794
6,955,985
Consumer Staples — 2.13%
Darling Ingredients, Inc.
(a)
539 16,639
Kimberly-Clark Corp. 440 54,710
Quanex Building Products Corp. 1,109 15,770
Sysco Corp. 7,617 627,183
Vital Farms, Inc.
(a)
528 21,727
736,029
Energy — 19.97%
APA Corp. 2,040 49,531

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% - (continued) Shares Fair Value
Energy — 19.97% - (continued)
Archrock, Inc. 951 $ 25,021
Atlas Energy Solutions, Inc. 1,581 17,976
Baker Hughes Co., Class A 5,735 279,408
Cheniere Energy, Inc. 3,466 814,440
Chevron Corp. 3,033 470,995
Chord Energy Corp. 329 32,693
Comstock Resources, Inc.
(a)
1,063 21,079
ConocoPhillips 7,264 687,102
Core Laboratories, Inc. 1,371 16,946
Coterra Energy, Inc. 4,350 102,878
Crescent Energy Co., Class A 1,938 17,287
CVR Energy, Inc.
(a)
529 19,298
Diamondback Energy, Inc. 1,060 151,686
DNOW, Inc.
(a)
1,672 25,498
EOG Resources, Inc. 3,176 356,093
Excelerate Energy, Inc., Class A 711 17,910
Expro Group Holdings N.V.
(a)
1,380 16,394
Exxon Mobil Corp. 6,719 757,566
Flowco Holdings, Inc., Class A 1,055 15,667
Granite Ridge Resources, Inc. 3,126 16,912
Halliburton Co. 4,909 120,761
Helix Energy Solutions Group, Inc.
(a)
2,682 17,594
Hess Midstream, L.P., Class A 1,429 49,372
HF Sinclair Corp. 328 17,168
Innovex International, Inc.
(a)
1,009 18,707
Kimbell Royalty Partners, L.P. 1,224 16,512
Kinder Morgan, Inc. 21,294 602,833
Kinetik Holdings, Inc., Class A 487 20,814
Kodiak Gas Services, Inc. 509 18,818
Kosmos Energy Ltd.
(a)
9,685 16,077
Landbridge Co., LLC 321 17,125
Magnolia Oil & Gas Corp., Class A 1,056 25,207
Matador Resources Co. 673 30,238
MRC Global, Inc.
(a)
1,315 18,962
Murphy Oil Corp. 772 21,933
Newpark Resources, Inc.
(a)
1,583 17,904
Noble Corp. plc 730 20,644
NOV, Inc. 1,290 17,093
Occidental Petroleum Corp. 4,179 197,458
Oceaneering International, Inc.
(a)
689 17,073
Oil States International, Inc.
(a)
2,994 18,144
Par Pacific Holdings, Inc.
(a)
506 17,923
Patterson-UTI Energy, Inc. 3,081 15,960
Permian Resources Corp., Class A 3,639 46,579
Phillips 66 637 86,645

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% - (continued) Shares Fair Value
Energy — 19.97% - (continued)
ProPetro Holding Corp.
(a)
3,468 $ 18,172
Range Resources Corp. 1,372 51,642
Sable Offshore Corp.
(a)
685 11,960
Schlumberger Ltd. 8,689 298,641
Select Water Solutions, Inc., Class A 1,904 20,354
Solaris Energy Infrastructure, Inc., Class A 574 22,943
Talen Energy Corp.
(a)
163 69,337
Talos Energy, Inc.
(a)
1,709 16,389
Targa Resources Corp. 2,347 393,216
TETRA Technologies, Inc.
(a)
3,510 20,183
Texas Pacific Land Corp. 439 409,868
Thermon Group Holdings, Inc.
(a)
674 18,009
Tidewater, Inc.
(a)
282 15,039
VAALCO Energy, Inc. 4,224 16,980
Valero Energy Corp. 484 82,406
Viper Energy, Inc. 981 37,494
Weatherford International PLC 409 27,988
6,910,545
Financials — 6.70%
Acuren Corp.
(a)
2,590 34,473
Applied Digital Corp.
(a)
993 22,779
Charles Schwab Corp. (The) 14,622 1,395,962
Comerica, Inc. 1,091 74,755
Corebridge Financial, Inc. 1,984 63,587
Cullen/Frost Bankers, Inc. 506 64,147
EZCORP, Inc., Class A
(a)
1,004 19,116
First Financial Bankshares, Inc. 908 30,554
First Foundation, Inc.
(a)
2,851 15,880
FirstCash Holdings, Inc. 335 53,071
Globe Life, Inc. 687 98,221
Goosehead Insurance, Inc., Class A 75 5,582
Hilltop Holdings, Inc. 484 16,175
International Bancshares Corp. 464 31,900
Mr. Cooper Group, Inc. 538 113,405
P10, Inc., Class A 1,386 15,080
Prosperity Bancshares, Inc. 781 51,819
Skyward Specialty Insurance Group, Inc.
(a)
354 16,836
Southside Bancshares, Inc. 553 15,622
Stellar Bancorp, Inc. 539 16,353
Stewart Information Services Corp. 234 17,157
TPG, Inc., Class A 1,190 68,366
Triumph Financial, Inc.
(a)
282 14,111
TWFG, Inc.
(a)
698 19,153
Veritex Holdings, Inc. 492 16,497

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% - (continued) Shares Fair Value
Financials — 6.70% - (continued)
Victory Capital Holdings, Inc., Class A 441 $ 28,559
2,319,160
Health Care — 11.40%
Addus HomeCare Corp.
(a)
1,692 199,639
Caris Life Sciences, Inc.
(a)
504 15,246
Castle Biosciences, Inc.
(a)
735 16,736
Concentra Group Holdings Parent, Inc. 10,822 226,504
Enhabit, Inc.
(a)
4,564 36,558
Integer Holdings Corp.
(a)
165 17,049
McKesson Corp. 1,981 1,530,402
Natera, Inc.
(a)
207 33,321
Nutex Health, Inc.
(a)
350 36,162
Orthofix Medical, Inc.
(a)
1,183 17,319
Savara, Inc.
(a)
4,401 15,712
Taysha Gene Therapies, Inc.
(a)
5,185 16,955
Tenet Healthcare Corp.
(a)
8,206 1,666,146
U.S. Physical Therapy, Inc. 1,398 118,760
3,946,509
Industrials — 12.72%
AECOM 2,041 266,289
Alamo Group, Inc. 82 15,654
American Airlines Group, Inc.
(a)
7,121 80,040
AMN Healthcare Services, Inc.
(a)
860 16,650
Arcosa, Inc. 280 26,239
AZZ, Inc. 147 16,042
Bristow Group, Inc.
(a)
450 16,236
Cactus, Inc., Class A 406 16,025
Caterpillar, Inc. 739 352,613
CECO Environmental Corp.
(a)
358 18,330
Comfort Systems USA, Inc. 420 346,576
CSW Industrials, Inc. 67 16,264
DXP Enterprises, Inc.
(a)
205 24,409
Flowserve Corp. 299 15,889
Fluor Corp.
(a)
2,465 103,703
Great Lakes Dredge & Dock Corp.
(a)
1,407 16,870
IES Holdings, Inc.
(a)
217 86,290
Insperity, Inc. 557 27,404
Intuitive Machines, Inc.
(a)
2,031 21,366
Jacobs Solutions, Inc. 1,842 276,042
KBR, Inc. 1,985 93,871
Kirby Corp.
(a)
608 50,738
Lennox International, Inc. 51 26,998
Orion Group Holdings, Inc.
(a)
2,271 18,895
Powell Industries, Inc. 62 18,898
Primoris Services Corp. 645 88,578

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% - (continued) Shares Fair Value
Industrials — 12.72% - (continued)
Quanta Services, Inc. 1,779 $ 737,252
Southwest Airlines Co. 5,727 182,748
Sterling Infrastructure, Inc.
(a)
359 121,945
Trinity Industries, Inc. 597 16,740
TSS, Inc.
(a)
1,055 19,106
Waste Management, Inc. 5,738 1,267,123
4,401,823
Materials — 0.49%
ATI, Inc.
(a)
220 17,895
Celanese Corp. 381 16,032
Commercial Metals Co. 289 16,554
Eagle Materials, Inc. 73 17,012
Huntsman Corp. 1,561 14,018
United States Antimony Corp.
(a)
3,578 22,184
United States Lime & Minerals, Inc. 135 17,759
Uranium Energy Corp.
(a)
2,533 33,790
Westlake Corp. 198 15,258
170,502
Real Estate — 12.95%
Camden Property Trust 2,568 274,211
CBRE Group, Inc., Class A
(a)
7,226 1,138,529
Crown Castle International Corp. 10,680 1,030,513
Digital Realty Trust, Inc. 8,365 1,446,141
Howard Hughes Holdings, Inc.
(a)
1,136 93,345
Invitation Homes, Inc. 15,034 440,947
NETSTREIT Corp. 2,026 36,590
NexPoint Residential Trust, Inc. 523 16,851
Summit Hotel Properties, Inc. 1,158 6,357
4,483,484
Technology — 10.43%
Alkami Technology, Inc.
(a)
1,037 25,759
Ambiq Micro, Inc.
(a)
481 14,392
Applied Optoelectronics, Inc.
(a)
607 15,740
BigCommerce Holdings, Inc.
(a)
3,727 18,598
Bumble, Inc., Class A
(a)
976 5,944
Cirrus Logic, Inc.
(a)
150 18,794
Crowdstrike Holdings, Inc., Class A
(a)
3,788 1,857,558
Dell Technologies, Inc., Class C 483 68,474
Digital Turbine, Inc.
(a)
3,803 24,339
Diodes, Inc.
(a)
320 17,027
Flex Ltd.
(a)
583 33,797
Hewlett Packard Enterprise Co. 2,080 51,085
Omnicell, Inc.
(a)
700 21,315
Oracle Corp. 2,532 712,100
PROS Holdings, Inc.
(a)
1,115 25,545

Texas Capital Texas Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.84% - (continued) Shares Fair Value
Technology — 10.43% - (continued)
Q2 Holdings, Inc.
(a)
205 $ 14,840
Sabre Corp.
(a)
9,798 17,930
Silicon Laboratories, Inc.
(a)
127 16,654
TaskUs, Inc., Class A
(a)
981 17,511
Texas Instruments, Inc. 1,433 263,284
Tyler Technologies, Inc.
(a)
673 352,087
Upbound Group, Inc. 669 15,808
3,608,581
Utilities — 1.60%
Aris Water Solution, Inc., Class A 698 17,213
Atmos Energy Corp. 572 97,669
CenterPoint Energy, Inc. 2,351 91,219
NRG Energy, Inc. 675 109,316
Vistra Corp. 1,208 236,671
552,088
Total Common Stocks — 99.84% (Cost $28,155,727) 34,553,055
MONEY MARKET FUNDS - 0.15%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.06%
(b)
52,439 52,439
Total Money Market Funds (Cost $52,439) 52,439
Total Investments — 99.99% (Cost $28,208,166) 34,605,494
Other Assets in Excess of Liabilities — 0.01% 3,925
NET ASSETS — 100.00% $ 34,609,419
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.
REIT - Real Estate Investment Trust

Texas Capital Texas Oil Index ETF
Schedule of Investments
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.44% Shares Fair Value
Gas & Water Utilities — 3.44%
Osaka Gas Company Ltd. (Japan) 5,075 $ 147,205
Tokyo Gas Company Ltd. (Japan) 6,605 235,137
382,342
Oil & Gas Producers — 91.26%
APA Corp. 23,352 566,987
Baytex Energy Corp. 97,201 227,450
BP PLC - ADR 9,199 316,998
Civitas Resources, Inc. 13,572 441,090
Comstock Resources, Inc.
(a)
10,644 211,070
ConocoPhillips 9,791 926,131
Coterra Energy, Inc. 7,829 185,156
Crescent Energy Co., Class A 50,683 452,092
Devon Energy Corp. 13,747 481,970
Diamondback Energy, Inc. 6,663 953,475
EOG Resources, Inc. 6,446 722,725
Exxon Mobil Corp. 8,270 932,442
Kinder Morgan, Inc. 9,059 256,460
Magnolia Oil & Gas Corp., Class A 10,089 240,824
Matador Resources Co. 1,105 49,648
Murphy Oil Corp. 5,717 162,420
Occidental Petroleum Corp. 20,148 951,993
Ovintiv , Inc. 10,798 436,023
Permian Resources Corp., Class A 31,950 408,960
Repsol S.A. - ADR 4,892 87,078
Riley Exploration Permian, Inc. 2,825 76,586
Ring Energy, Inc.
(a)
78,807 85,900
SM Energy Co. 16,406 409,658
Total S.A. - ADR 1,814 108,278
Vital Energy, Inc.
(a)
26,971 455,540
10,146,954
Oil, Gas & Consumable Fuels — 4.74%
Chevron Corp. 3,394 527,054
Total Common Stocks — 99.44% (Cost $12,501,258) 11,056,350
MONEY MARKET FUNDS — 0.30%
State Street Institutional U.S. Government Money Market Fund,
Opportunity Class, 4.06%
(b)
33,311 33,311
Total Money Market Funds (Cost $33,311) 33,311
Total Investments — 99.74% (Cost $12,534,569) 11,089,661
Other Assets in Excess of Liabilities — 0.26% 28,586
NET ASSETS — 100.00% $ 11,118,247
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.
ADR - American Depositary Receipt.

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.66% Shares Fair Value
Communications — 1.57%
Clear Channel Outdoor Holdings, Inc.
(a)
14,174 $ 22,395
iHeartMedia, Inc., Class A
(a)
1,546 4,437
MNTN, Inc.
(a)
648 12,020
Nexstar Media Group, Inc. 510 100,847
Spok Holdings, Inc. 390 6,728
Thryv Holdings, Inc.
(a)
1,683 20,297
166,724
Consumer Discretionary — 15.03%
Academy Sports & Outdoors, Inc. 3,479 174,020
Biglari Holdings, Inc., Class A
(a)
148 228,659
Carriage Services, Inc. 2,379 105,960
Cinemark Holdings, Inc. 2,203 61,728
Dave & Buster's Entertainment, Inc.
(a)
3,847 69,862
Empery Digital, Inc.
(a)
421 3,166
European Wax Center, Inc.
(a)
4,745 18,933
Forestar Group, Inc.
(a)
545 14,492
Grabagun Digital Holdings, Inc.
(a)
514 2,395
Green Brick Partners, Inc.
(a)
1,202 88,779
Group 1 Automotive, Inc. 528 231,005
LGI Homes, Inc.
(a)
659 34,077
Microvast Holdings, Inc.
(a)
3,151 12,131
RCI Hospitality Holdings, Inc. 1,492 45,521
Rush Enterprises, Inc., Class A 3,678 196,663
Sally Beauty Holdings, Inc.
(a)
5,063 82,426
Target Hospitality Corp.
(a)
8,252 69,977
XPEL, Inc.
(a)
3,541 117,101
YETI Holdings, Inc.
(a)
1,277 42,371
1,599,266
Consumer Staples — 2.83%
Darling Ingredients, Inc.
(a)
1,983 61,215
Quanex Building Products Corp. 721 10,253
Vital Farms, Inc.
(a)
5,588 229,946
301,414
Energy — 19.15%
Amplify Energy Corp.
(a)
1,404 7,371
Archrock, Inc. 2,334 61,408
Atlas Energy Solutions, Inc. 971 11,040
Berry Corp. 1,751 6,619
Chord Energy Corp. 645 64,094
Comstock Resources, Inc.
(a)
1,213 24,054
Core Laboratories, Inc. 1,891 23,373
Crescent Energy Co., Class A 2,694 24,030
CVR Energy, Inc.
(a)
1,596 58,222
DNOW, Inc.
(a)
16,996 259,190

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Energy — 19.15% - (continued)
Epsilon Energy Ltd. 380 $ 1,915
Excelerate Energy, Inc., Class A 8,748 220,362
Expro Group Holdings N.V.
(a)
3,715 44,134
Flotek Industries, Inc.
(a)
502 7,329
Flowco Holdings, Inc., Class A 349 5,183
Forum Energy Technologies, Inc.
(a)
204 5,449
Geospace Technologies Corp.
(a)
338 6,408
Granite Ridge Resources, Inc. 1,034 5,594
Helix Energy Solutions Group, Inc.
(a)
1,951 12,799
Hess Midstream, L.P., Class A 4,632 160,036
Innovex International, Inc.
(a)
601 11,143
Kimbell Royalty Partners, L.P. 1,213 16,363
Kinetik Holdings, Inc. 1,580 67,529
Kodiak Gas Services, Inc. 755 27,912
Kosmos Energy Ltd.
(a)
2,365 3,926
Landbridge Co., LLC 354 18,886
Magnolia Oil & Gas Corp., Class A 2,067 49,339
Matador Resources Co. 1,318 59,218
MRC Global, Inc.
(a)
13,363 192,694
Murphy Oil Corp. 1,895 53,837
Natural Gas Services Group, Inc. 210 5,878
Newpark Resources, Inc.
(a)
1,166 13,187
Noble Corp. PLC 1,791 50,649
NOV, Inc. 4,655 61,679
Oceaneering International, Inc.
(a)
1,559 38,632
Oil States International, Inc.
(a)
990 5,999
Par Pacific Holdings, Inc.
(a)
782 27,698
Patterson-UTI Energy, Inc. 4,948 25,631
ProPetro Holding Corp.
(a)
491 2,573
Ranger Energy Services, Inc. 4,442 62,366
Ring Energy, Inc.
(a)
5,360 5,842
Sable Offshore Corp.
(a)
1,108 19,346
Select Energy Services, Inc., Class A 1,319 14,100
Solaris Energy Infrastructure, Inc., Class A 567 22,663
Stem, Inc.
(a)
423 7,411
Summit Midstream Corp.
(a)
241 4,950
T1 Energy, Inc.
(a)
1,241 2,705
Talos Energy, Inc.
(a)
1,845 17,694
TETRA Technologies, Inc.
(a)
1,674 9,626
Thermon Group Holdings, Inc.
(a)
509 13,600
Tidewater, Inc.
(a)
692 36,904
VAALCO Energy, Inc. 1,316 5,290
W&T Offshore, Inc. 3,168 5,766
Weatherford International PLC 1,005 68,772
2,038,418

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Financials — 8.16%
Acuren Corp.
(a)
6,783 $ 90,281
Applied Blockchain, Inc.
(a)
4,398 100,890
Citizens, Inc.
(a)
1,027 5,392
eHealth, Inc.
(a)
1,479 6,374
EZCORP, Inc., Class A
(a)
1,577 30,026
Finance Of America Cos., Inc.
(a)
217 4,867
First Financial Bankshares, Inc. 1,875 63,094
First Foundation, Inc.
(a)
1,313 7,313
FirstCash Holdings, Inc. 624 98,854
Goosehead Insurance, Inc., Class A 431 32,076
Guaranty Bancshares, Inc. 157 7,654
Hilltop Holdings, Inc. 770 25,733
International Bancshares Corp. 957 65,794
P10, Inc. 1,075 11,696
Prosperity Bancshares, Inc. 1,287 85,393
Skyward Specialty Insurance Group, Inc.
(a)
631 30,010
South Plains Financial, Inc. 218 8,426
Southside Bancshares, Inc. 501 14,153
Stellar Bancorp, Inc. 745 22,603
Stewart Information Services Corp. 486 35,634
Third Coast Bancshares, Inc.
(a)
231 8,771
Triumph Bancorp, Inc.
(a)
399 19,966
TWFG, Inc.
(a)
234 6,421
Veritex Holdings, Inc. 838 28,098
Victory Capital Holdings, Inc., Class A 910 58,932
868,451
Health Care — 9.16%
Addus HomeCare Corp.
(a)
2,081 245,538
Caris Life Sciences, Inc.
(a)
1,786 54,026
Castle Biosciences, Inc.
(a)
447 10,178
Concentra Group Holdings Parent, Inc. 13,309 278,558
Enhabit, Inc.
(a)
5,614 44,968
Forte Biosciences, Inc.
(a)
512 7,680
Instil Bio, Inc.
(a)
89 1,590
Integer Holdings Corp.
(a)
545 56,315
Lexicon Pharmaceuticals, Inc.
(a)
5,162 6,969
Nutex Health, Inc.
(a)
429 44,324
Orthofix Medical, Inc.
(a)
614 8,989
Sanara Medtech, Inc.
(a)
165 5,235
Savara, Inc.
(a)
6,196 22,120
Taysha Gene Therapies, Inc.
(a)
9,891 32,343
Tvardi Therapeutics, Inc.
(a)
260 10,132
U.S. Physical Therapy, Inc. 1,719 146,029
974,994

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Industrials — 16.82%
Alamo Group, Inc. 137 $ 26,153
AMN Healthcare Services, Inc.
(a)
9,167 177,473
Arcosa, Inc. 547 51,259
AZZ, Inc. 513 55,984
Bristow Group, Inc.
(a)
1,008 36,369
Cactus, Inc., Class A 1,078 42,549
CECO Environmental Corp.
(a)
460 23,552
Civeo Corp. 2,553 58,719
CSW Industrials, Inc. 204 49,521
Distribution Solutions Group, Inc.
(a)
1,573 47,316
DXP Enterprises, Inc.
(a)
2,129 253,500
Ennis, Inc. 385 7,038
Fluor Corp.
(a)
5,147 216,535
Great Lakes Dredge & Dock Corp.
(a)
2,141 25,671
Hyliion Holdings Corp.
(a)
1,773 3,493
IES Holdings, Inc.
(a)
468 186,100
Insperity, Inc. 1,335 65,682
Intuitive Machines, Inc.
(a)
1,758 18,494
Kirby Corp.
(a)
1,573 131,266
Orion Group Holdings, Inc.
(a)
1,212 10,084
Perma-Pipe International Holdings, Inc.
(a)
170 3,983
Powell Industries, Inc. 167 50,903
Primoris Services Corp. 1,384 190,065
Resources Connection, Inc. 1,183 5,974
Trinity Industries, Inc. 1,270 35,611
TSS, Inc.
(a)
930 16,842
1,790,136
Materials — 3.00%
Celanese Corp. 1,386 58,323
Commercial Metals Co. 1,403 80,364
Huntsman Corp. 2,593 23,285
United States Antimony Corp.
(a)
1,793 11,117
United States Lime & Minerals, Inc. 155 20,390
Uranium Energy Corp.
(a)
6,216 82,921
Westlake Corp. 550 42,383
318,783
Real Estate — 14.86%
FrontView REIT, Inc. 4,336 59,447
Howard Hughes Holdings, Inc.
(a)
9,982 820,220
Legacy Housing Corp.
(a)
206 5,667
NETSTREIT Corp. 17,689 319,464
NexPoint Residential Trust, Inc. 4,247 136,838
Summit Hotel Properties, Inc. 22,361 122,762
Whitestone REIT 9,501 116,672
1,581,070

Texas Capital Texas Small Cap Equity Index ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COMMON STOCKS — 99.66% - (continued) Shares Fair Value
Technology — 7.62%
Alkami Technology, Inc.
(a)
2,714 $ 67,416
Ambiq Micro, Inc.
(a)
130 3,890
Applied Optoelectronics, Inc.
(a)
941 24,400
Aviat Networks, Inc.
(a)
246 5,641
BigCommerce Holdings, Inc.
(a)
1,459 7,280
Bumble, Inc., Class A
(a)
1,544 9,403
Cirrus Logic, Inc.
(a)
687 86,074
Digital Turbine, Inc.
(a)
2,187 13,997
Diodes, Inc.
(a)
723 38,471
KBR, Inc. 4,144 195,970
KULR Technology Group, Inc.
(a)
608 2,529
Omnicell, Inc.
(a)
1,834 55,845
Open Lending Corp.
(a)
2,605 5,497
PROS Holdings, Inc.
(a)
932 21,352
Q2 Holdings, Inc.
(a)
1,061 76,806
Rackspace Technology, Inc.
(a)
3,954 5,575
Ribbon Communications, Inc.
(a)
3,239 12,308
Sabre Corp.
(a)
7,811 14,294
Silicon Laboratories, Inc.
(a)
546 71,597
TaskUs, Inc., Class A
(a)
3,986 71,150
Upbound Group, Inc. 922 21,787
811,282
Utilities — 1.46%
Aris Water Solution, Inc., Class A 6,304 155,457
Total Common Stocks — 99.66% (Cost $10,187,367) 10,605,995
MONEY MARKET FUNDS - 0.36%
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.06%
(b)
38,069 38,069
Total Money Market Funds (Cost $38,069) 38,069
Total Investments — 100.02% (Cost $10,225,436) 10,644,064
Liabilities in Excess of Other Assets — (0.02)% (1,895)
NET ASSETS — 100.00% $ 10,642,169
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2025.
REIT - Real Estate Investment Trust

Texas Capital Government Money Market ETF
Schedule of Investments
September 30, 2025 - (Unaudited)
U.S. TREASURY OBLIGATIONS — 82.72%
Principal
Amount Fair Value
United States Treasury Bill, 4.02% , 10/2/2025 $ 2,055,600 $ 2,055,371
United States Treasury Bill, 4.06% , 10/7/2025 2,000,000 1,998,646
United States Treasury Bill, 4.06% , 10/9/2025 1,000,000 999,099
United States Treasury Bill, 4.03% , 10/14/2025 1,400,000 1,397,960
United States Treasury Bill, 4.05% , 10/16/2025 2,100,000 2,096,457
United States Treasury Bill, 4.04% , 10/21/2025 2,422,700 2,417,264
United States Treasury Bill, 4.04% , 10/28/2025 2,500,000 2,492,426
United States Treasury Bill, 4.04% , 10/30/2025 750,000 747,557
United States Treasury Bill, 4.00% , 11/4/2025 2,500,000 2,490,547
United States Treasury Bill, 3.99% , 11/12/2025 3,100,000 3,085,560
United States Treasury Bill, 4.00% , 11/13/2025 2,000,000 1,990,433
United States Treasury Bill, 3.99% , 11/18/2025 2,100,000 2,088,842
United States Treasury Bill, 3.99% , 11/25/2025 3,100,000 3,081,103
United States Treasury Bill, 3.99% , 11/28/2025 2,000,000 1,987,129
United States Treasury Bill, 3.89% , 12/2/2025 2,100,000 2,085,931
United States Treasury Bill, 3.89% , 12/4/2025 2,100,000 2,085,467
United States Treasury Bill, 3.84% , 12/9/2025 1,100,000 1,091,905
United States Treasury Bill, 3.85% , 12/11/2025 2,000,000 1,984,834
United States Treasury Bill, 3.82% , 12/16/2025 2,000,000 1,983,892
United States Treasury Bill, 3.86% , 12/23/2025 3,136,400 3,108,521
United States Treasury Bill, 3.84% , 12/30/2025 2,000,000 1,980,807
United States Treasury Bill, 3.83% , 1/6/2026 1,600,000 1,583,499
United States Treasury Bill, 3.82% , 1/20/2026 1,000,000 988,237
United States Treasury Floating Rate Note, 4.07% , 10/31/2025 1,845,000 1,844,688
Total U.S. Treasury Obligations (Cost $47,657,543) 47,666,175
U.S. GOVERNMENT & AGENCIES — 6.93%
Federal Farm Credit Banks Funding Corp., 4.13% , 12/8/2025 2,000,000 2,000,133
Federal Home Loan Mortgage Corp., 1.00% , 10/22/2025 1,000,000 997,933
Federal National Mortgage Association, 3.01% , 10/27/2025 1,000,000 997,383
Total U.S. Government & Agencies (Cost $3,995,415) 3,995,449

Texas Capital Government Money Market ETF
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
REPURCHASE AGREEMENTS — 10.06%
Principal
Amount Fair Value
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of
New York Mellon, 4.29%, dated 9/30/2025 and maturing 10/1/2025 collateralized by Agency Mortgage-Back Securities, Agency Debentures
and Agency Strips with rates ranging from 0.00% to 6.54% and maturity dates ranging from 10/15/2025 to 6/1/2055 with a par value of
$6,849,623 and a collateral value of $4,879,306 $ 4,800,000 $ 4,800,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of
New York Mellon, 4.25%, dated 9/25/2025 and maturing 10/2/2025 collateralized by Agency Mortgage-Back Securities with rates ranging from 0.00% to 4.00 % and maturity dates ranging from 1/15/2030 to
10/1/2048 with a par value of $1,205,000 and a collateral value of
$1,020,665 1,000,000 1,000,000
Total Repurchase Agreements (Cost $5,800,000) 5,800,000
MONEY MARKET FUNDS - 0.23% Shares
State Street Institutional U.S. Government Money Market Fund, Opportunity
Class, 4.06%
(a)
134,646 134,646
Total Money Market Funds (Cost $134,646) 134,646
Total Investments — 99.94% (Cost $57,587,604) 57,596,270
Other Assets in Excess of Liabilities — 0.06% 37,058
NET ASSETS — 100.00% $ 57,633,328
(a) Rate disclosed is the seven day effective yield as of September 30, 2025.